Balances and Transactions with Related Parties - Summary of Compensation Received by Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Abstract]
Cash compensation	$ 4,046	$ 4,917	$ 5,053
Short-term benefits for employees	119	245	538
Other long-term benefits		86	686
Total	$ 4,165	$ 5,248	$ 6,277